Income Tax (Details) - Schedule of federal statutory tax rate to pre-tax income - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Schedule Of Federal Statutory Tax Rate To Pre Tax Income Abstract
Income (loss) before income taxes	$ (1,002,371)	$ 239,032
Paycheck Protection Program Loan Forgiveness		(722,726)
Other-net	(48,211)	(21,690)
Adjusted pre-tax income (loss)	$ (1,050,582)	$ (505,384)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$ (220,622)	$ (106,131)
State deferred income taxes (benefit)	(70,000)	(51,000)
Other-net	622	(1,869)
Income tax provision (benefit)	$ (290,000)	$ (159,000)